Bank Financing and Debt	12 Months Ended
Dec. 31, 2013
Bank Financing And Debt Disclosure [Abstract]
Bank Financing and Debt

8) BANK FINANCING AND DEBT

Long-term debt consists of the following (a):

At December 31,	2013	2012
Commercial paper	$475	$—
8.875% Notes due 2014	99	100
7.625% Senior Debentures due 2016	200	200
1.95% Senior Notes due 2017	397	396
4.625% Senior Notes due 2018	317	321
8.875% Senior Notes due 2019	592	591
5.750% Senior Notes due 2020	500	500
4.30% Senior Notes due 2021	300	300
3.375% Senior Notes due 2022	695	694
7.875% Debentures due 2023	224	224
7.125% Senior Notes due 2023 (b)	52	52
7.875% Senior Debentures due 2030	1,270	1,271
5.50% Senior Debentures due 2033	428	428
5.90% Senior Notes due 2040	299	299
4.85% Senior Notes due 2042	488	487
Obligations under capital leases	113	72
Total debt (c)	6,449	5,935
Less discontinued operations debt (d)	14	14
Total debt from continuing operations	6,435	5,921
Less commercial paper	475	—
Less current portion	20	18
Total long-term debt from continuing operations, net of current portion	$5,940	$5,903

(a)       Unless otherwise noted, the long-term debt instruments are issuances of CBS Corp. and are guaranteed by CBS Operations Inc.

(b)       Debt instrument is an issuance of CBS Broadcasting Inc., a wholly owned subsidiary of CBS Corp., and has no guarantor.

(c)        At December 31, 2013 and December 31, 2012, the senior debt balances included (i) a net unamortized discount of $13 million and $16 million, respectively, and (ii) an increase in the carrying value of the debt relating to previously settled fair value hedges of $18 million and $23 million, respectively. The face value of the Company's total debt was $6.44 billion at December 31, 2013 and $5.93 billion at December 31, 2012.

(d)       Included in “Liabilities of discontinued operations” on the Consolidated Balance Sheets.

At December 31, 2013, the Company classified $99 million of notes maturing in June 2014 as long-term debt on the Consolidated Balance Sheet, reflecting its intent and ability to refinance this debt on a long-term basis.

       During the year ended December 31, 2012, the Company issued $1.60 billion of senior notes and redeemed $1.59 billion of senior notes and debentures, resulting in a pre-tax net loss on early extinguishment of debt of $32 million.

       At December 31, 2013, the Company's scheduled maturities of long-term debt at face value, excluding capital leases, were as follows:

						2019 and
	2014	2015	2016	2017	2018	Thereafter
Long-term debt	$99	$—	$200	$400	$300	$4,857

Commercial Paper

       At December 31, 2013, the Company had $475 million of commercial paper borrowings outstanding under its $2.0 billion commercial paper program. Outstanding commercial paper borrowings have a weighted average interest rate of 0.3% and maturities of less than thirty days.

Credit Facility

       During 2013, the Company amended and restated its $2.0 billion revolving credit facility (the “Credit Facility”) which now expires in March 2018. The amended facility provides for lower borrowing rates and fees, as well as more favorable covenants. The Company, at its option, may also borrow in certain foreign currencies up to specified limits under the Credit Facility. Borrowing rates under the Credit Facility are determined at the Company's option at the time of each borrowing and are based generally on the prime rate in the U.S. or the London Interbank Offer Rate (“LIBOR”) plus a margin based on the Company's senior unsecured debt rating. The Company pays a facility fee based on the total amount of the commitments.

       The Credit Facility requires the Company to maintain a maximum Consolidated Leverage Ratio of 4.5x at the end of each quarter as further described in the Credit Facility. At December 31, 2013, the Company's Consolidated Leverage Ratio was approximately 1.6x.

       The Consolidated Leverage Ratio reflects the ratio of the Company's indebtedness from continuing operations, adjusted to exclude certain capital lease obligations, at the end of a quarter, to the Company's Consolidated EBITDA for the trailing four consecutive quarters. Consolidated EBITDA is defined in the Credit Facility as operating income plus interest income and before depreciation, amortization and certain other noncash items.

       The Credit Facility is used for general corporate purposes. At December 31, 2013, the Company had no borrowings outstanding under the Credit Facility and the remaining availability under the Credit Facility, net of outstanding letters of credit, was $1.99 billion.